Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of tax expense attributable to loss

	2025	2024
	US$	US$

Tax credit attributable to loss is made up of:
- Current income tax	(37,788)	35,671
- Movements in deferred tax liabilities	(118,000)	(163,000)
Tax credit attributable to loss	(155,788)	(127,329)

Schedule of income tax rates to profit or loss before income tax expense

The tax on loss before income tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax expense as follows:

	2025	2024
	US$	US$

Loss before income tax	(4,916,682)	(760,586)

Tax calculated at tax rate of 17% (2024: 17%)	(835,836)	(129,300)
Effects of:
- Expenses not deductible for tax purposes	465,367	198,675
- Income not subject to tax	(45,126)	(186,647)
- Temporary difference	259,807	(10,057)
	(155,788)	(127,329)